Note 4 - Commitments - Schedule of Lease Maturity (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 123,912	$ 313,884
Lessee, Operating Lease, Liability, to be Paid, Year Two	105,811	327,192
Lessee, Operating Lease, Liability, to be Paid, Year Three		282,211
Total remaining lease payments	338,167	923,287
Less: imputed interest	(15,026)	(80,117)
Total operating lease liability	323,141	843,170
Less: current portion	(153,573)	(263,135)	$ 0
Total operating lease liability, net of current portion	$ 169,568	$ 580,035	$ 0